Variable Interest Entity	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Abstract]
Variable Interest Entity
Variable Interest Entity
On December 17, 2012, we sold certain non-strategic and legacy assets and liabilities, focused on geographies and certain customers in Southeast and Eastern Europe, to Starcapital, a Cyprus company owned by local, non-executive management of Velti. As a result of the divestment, approximately 75 of our employees transferred to Starcapital or its subsidiaries. The divested assets are characterized by long revenue collection cycles, are located in troubled economies, and have heavy capital expenditure requirements. We recorded a loss of $10.5 million on the sale of those assets.
The consideration for the sale of assets was a $23.5 million non-interest bearing receivable (the Note), issued by Starcapital or its subsidiaries payable in cash in three annual installments as follows: $3.0 million paid on December 31, 2012; $5.2 million to be paid on December 31, 2013, and $15.3 million to be paid on December 31, 2014. There is also potential upside in the event the financial results of the divested operations exceed 2014 expectations.
As part of the consideration for the divestment, we were also given 1) a call option to receive the shares in Starcapital sufficient to cover the outstanding balance on the deferred purchase price consideration, exercisable only upon a payment default by Starcapital 2) a call option to purchase up to 45% of the shares in Starcapital, exercisable in the event of a change of control of Starcapital prior to the third anniversary of completion of the divestment, and 3) cross pledges and guarantees from the shareholders of Starcapital and its subsidiaries for payment on the purchase price due to us. No value was attributed to the upside contingent consideration, the call options, or the cross pledges and guarantees in determining the total consideration for accounting purposes because the likelihood of realizing the upside consideration was not viewed as likely.
At the time of completion of the divestment, Starcapital was thinly capitalized, with the transaction fully financed by the Note. As a result, we determined that we hold a variable interest in Starcapital.
We further determined that while we have no ability to control the day-to-day operations of Starcapital, nor an obligation to absorb operating losses of Starcapital, we should be treated as the primary beneficiary of the Starcapital and required to consolidate its operations. This is based on a determination that Starcapital is thinly capitalized and has no equity a risk, leaving us as the primary beneficiary due to the presence of the remaining $20.6 million balance on the Note. An infusion of sufficient equity by the owners of Starcapital, or a full repayment of the Note by Starcapital in some future period would result in a determination that the Company is no longer the primary beneficiary of Starcapital.
As of December 31, 2012, the net amount of capital at risk is equal to Velti's receivable from Starcapital, which is currently at $20.6 million.
The assets of Starcapital that have been consolidated in our balance sheet can only be used to settle the obligations of Starcapital, and we have no control over the disposition of these assets. None of these assets are anticipated to become obligations of Velti. We are not obligated and do not intend to provide financial support to Starcapital.
The following are the assets and liabilities of Starcapital that have been consolidated in our balance sheet. A statement of operations is not provided because the results are not significant due to the transaction closing late in 2012.

	As of December 31, 2012
	Consolidated	Starcapital	Velti
ASSETS
Current assets:
Cash and cash equivalents	$36,571	$1,146	$35,425
Trade receivables	150,074	12,399	137,675
Accrued contract receivables	132,957	8,780	124,177
Consideration receivable from Starcapital - current	—	—	4,378
Prepayments	12,733	—	12,733
Other receivables and current assets	12,353	1,327	11,026
Total current assets	344,688	23,652	325,414
Property and equipment, net	13,073	210	12,863
Intangible assets, net	93,982	2,857	91,125
Consideration receivable from Starcapital - non current	—	—	16,187
Goodwill	70,498	—	70,498
Other assets	14,782	1,511	13,271
Total assets	$537,023	$28,230	$529,358
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$37,786	$704	$37,082
Accrued liabilities	97,374	452	96,922
Consideration payable to Velti - current	—	4,378	—
Deferred revenue and current portion of deferred government grant	12,626	727	11,899
Current portion of acquisition related liabilities	33,352	—	33,352
Current portion of long-term debt and short-term financings	851	—	851
Income tax liabilities	9,953	883	9,070
Total current liabilities	191,942	7,144	189,176
Long-term debt	27,342	—	27,342
Deferred government grant - non-current	1,297	—	1,297
Acquisition related liabilities - non-current	2,221	—	2,221
Consideration payable to Velti - non-current	—	16,187	—
Other non-current liabilities	21,703	4,772	16,931
Total liabilities	244,505	28,103	236,967
Total Velti shareholders' equity	292,394	3	292,391
Non-controlling interests and variable interest entities	124	124	—
Total equity	292,518	127	292,391
Total liabilities and shareholders' equity	$537,023	$28,230	$529,358